Income Taxes (Tables)	12 Months Ended	7 Months Ended
	Dec. 31, 2012	Mar. 31, 2013 Oneida Resources Corp
Provision (Benefit) for Income Taxes

The provision (benefit) for income taxes consists of:

	December 31
	2012	2011

Current	$32,921	$64,834
Deferred	(6,378,456)	4,359,809
Valuation allowance	6,378,456	(4,359,809)

Provision (benefit) for income taxes	$32,921	$64,834

The benefit from income taxes consists of the following:

For the Period August 29, 2012 (Inception) to March 31, 2013
Current Expense:
Federal and State	$—
Deferred tax benefit:
Federal and State	11,000
Valuation allowance	(11,000)

Total	$—

Deferred Tax Assets and Liabilities

The Company’s deferred tax assets and liabilities were as follows:

	December 31
	2012	2011
Deferred tax assets:
Net operating loss carryforwards	$8,418,507	$1,118,070
Accrued expenses	215,865	416,268
Accrued employee benefits	282,268	259,638
Capitalized research and development costs	27,516	108,138
Research and development credit	1,928,714	1,612,459
Deferred revenue	643,669	1,287,333
Deferred tax liabilities:
Depreciation	130,017	147,165

Net deferred tax asset	11,646,556	4,949,071
Valuation allowance	(11,646,556)	(4,949,071)

Net deferred tax asset	$—	$—

Summary of Effective Income Tax Rate Reconciliation

The income tax benefit differs from the amount computed by applying the federal statutory income tax rate to the loss before income taxes due to the following:

For the Period August 29, 2012 (Inception) to March 31, 2013
Statutory federal income tax rate	(34)%
Valuation allowance	34%

Effective income tax rate	0%